EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Equity	$ 116,846	$ 97,150
Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.20%	4.19%
Floating rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	2.91%	2.90%
Fixed rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.82%	4.82%
Fixed and floating rate [Member] | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.02%	4.02%
Fixed rate-reset preferred shares | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.28%	4.26%
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,145	$ 4,168
Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	531	531
Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	739	744
Preferred equity | Fixed and floating rate [Member] | Preferred shares
Disclosure of classes of share capital [line items]
Equity	1,270	1,275
Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 2,875	$ 2,893